Commitments and Contingencies - Schedule of Commitment and Contingency (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Commitment and Contingency [Line Items]
undiscounted future minimum lease payment, total	$ 134,083
Rental of Premise [Member]
Schedule of Commitment and Contingency [Line Items]
Undiscounted future minimum lease payment, terms	Rental payments due from October 2024 to March 2025
undiscounted future minimum lease payment, total	$ 90,415
Rental of Factory [Member]
Schedule of Commitment and Contingency [Line Items]
Undiscounted future minimum lease payment, terms	Rental payments due from October 2024 to July 2025
undiscounted future minimum lease payment, total	$ 43,668